Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 491,870,000.00
Previously Paid Amount	0.00
Total Fee Amount	72,600.01
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 72,600.01
Narrative - Max Aggregate Offering Price	$ 491,870,000.00
Final Prospectus	true